RELATED PARTY TRANSACTIONS (Details Narrative) - CAD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Management fees	$ 54,000	$ 45,000	$ 162,000	$ 120,000
Professional fees	37,808	33,440	191,534	116,759
Consulting fees	54,000	45,000	182,117	145,000
Due to related parties	89,308		89,308
Chief Executive Officer [Member]
IfrsStatementLineItems [Line Items]
Management fees	54,000	45,000	162,000	120,000
Chief Financial Officer [Member]
IfrsStatementLineItems [Line Items]
Professional fees	32,100	32,100	96,300	92,100
Office rent	3,000	3,000	9,000	6,000
Chief technology officer [member]
IfrsStatementLineItems [Line Items]
Consulting fees	54,000	60,000	162,000	120,000
Quality control fees	79,745		231,393
Office rent	$ 1,500	$ 1,500	$ 4,500	$ 4,500